Summary of Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 01, 2016	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 29, 2017
Significant Accounting Policies [Line Items]
Interest-free loans extended to VIE founders		¥ 27,000				$ 3,600
Interest-free loans agreements expiry date		2023-12	2023-12
Cash and cash equivalent		¥ 1,906,753		¥ 2,982,510	¥ 2,132,924	293,063
Restricted cash		0		1,000	1,000
Non-controlling interests		78,486		59,135		$ 12,064
Net income (loss) attributable to non-controlling interests		(13,745)	$ (2,113)	(40,602)	(9,523)
Government subsidies		¥ 74,156	$ 11,398	¥ 162,365	¥ 132,709
Foreign currency exchange rate, translation							6.5063
Loans charge off period		120 days	120 days
Loan loss provision rate		0.42%		1.00%		0.42%
Variable Interest Entity, Primary Beneficiary
Significant Accounting Policies [Line Items]
Equity interest sold to Shanghai Noah Financial Service		29.00%				29.00%
Cash and cash equivalent		¥ 394,672		¥ 312,278		$ 60,660
Restricted cash				¥ 1,000
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		15.70%	15.70%	17.30%	45.90%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies [Line Items]
Concentration risk, percentage		19.40%	19.40%	4.10%	62.20%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Total Assets
Significant Accounting Policies [Line Items]
Concentration risk, percentage		26.80%	26.80%	20.10%
CHINA
Significant Accounting Policies [Line Items]
VAT rate one (as a percent)	3.00%
VAT rate two (as a percent)	6.00%
VAT rate three (as a percent)	17.00%
Consolidated Fund | Variable Interest Entity, Primary Beneficiary
Significant Accounting Policies [Line Items]
Cash and cash equivalent		¥ 11,641
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage in affiliate to represent influence		20.00%	20.00%
Minimum | CHINA
Significant Accounting Policies [Line Items]
Business tax and related surcharges		5.35%	5.35%
Maximum | CHINA
Significant Accounting Policies [Line Items]
Business tax and related surcharges		5.65%	5.65%
Maximum | Other Service Fee
Significant Accounting Policies [Line Items]
Other service fees as percentage of total net revenue		10.00%	10.00%